Discontinued operations	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued operations	Discontinued operationsNo operations were discontinued in 2022, 2021 or 2020.